Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attributable to the Owners of the parent company used in the calculation of earnings per share - basic and diluted	$ 1,799,871,980	$ 3,509,779,198	$ 1,270,870,542
Weighted average number of ordinary shares for purposes of basic and diluted earnings per share	596,026,490	571,026,490	566,026,490
Basic and diluted earnings per share	$ 3.0198	$ 6.1464	$ 2.2452